Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Detailed Information about Expenses by Nature
The Group presents the statement of comprehensive income by classifying expenses according to their function as part of the “Costs”, “Administrative expenses”, “Selling expenses” and “Exploration expenses” lines. The following additional information is disclosed as required, on the nature of the expenses and their relation to the function within the Group for the fiscal years ended December 31, 2021, 2020 and 2019:

	2021
	Production costs (3)	Administrative expenses (2)	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	53,176	14,260	8,088		388	75,912	(5)
Fees and compensation for services	4,476	13,517	2,915		14	20,922
Other personnel expenses	13,650	1,113	607		135	15,505
Taxes, charges and contributions	11,802	685	29,129	(1)	95	41,711
Royalties, easements and fees	79,381	—	60		178	79,619
Insurance	7,075	495	223		—	7,793
Rental of real estate and equipment	12,372	34	1,168		—	13,574	(4)
Survey expenses	—	—	—		333	333
Depreciation of property, plant and equipment	253,837	5,695	8,154		—	267,686
Amortization of intangible assets	3,640	1,143	50		—	4,833
Depreciation of right-of-use assets	18,075	15	1,110		—	19,200
Industrial inputs, consumable materials and supplies	36,376	440	782		41	37,639
Operation services and other service contracts	36,662	761	4,990		173	42,586	(4)
Preservation, repair and maintenance	89,200	1,985	2,311		87	93,583	(4)
Unproductive exploratory drillings	—	—	—		931	931
Transportation, products and charges	34,673	5	29,832		—	64,510	(4)
Provision for doubtful trade receivables	—	—	2,988		—	2,988
Publicity and advertising expenses	—	4,302	1,842		—	6,144
Fuel, gas, energy and miscellaneous	9,361	1,446	7,720		229	18,756	(4)

	663,756	45,896	101,969		2,604	814,225

(1)	Includes 19,707 corresponding to export withholdings.
(2)
Includes 482 corresponding to fees and remunerations of Directors and Statutory Auditors of YPF’s Board of Directors. On April 30, 2021, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2020 of 194 and to approve as fees on account of such fees and remunerations for the fiscal year 2021, the sum of 463.

(3)	The expense recognized in the condensed interim consolidated statement of comprehensive income corresponding to research and development activities amounted to 1,938.
(4)	Includes 3,783 and 5,509 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
(5)	Includes 1,726 corresponding to Productive Recovery Program II (“REPRO II”) in benefit of OPESSA. See Note 36.

	2020
	Production costs (3)	Administrative expenses (2)	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	43,315	13,056	7,230		826	64,427	(5)
Fees and compensation for services	2,469	8,667	1,694		12	12,842
Other personnel expenses	8,789	768	326		36	9,919
Taxes, charges and contributions	7,287	430	14,664	(1)	71	22,452
Royalties, easements and fees	42,709	—	74		80	42,863
Insurance	5,314	403	137		—	5,854
Rental of real estate and equipment	7,332	48	1,892		—	9,272	(4)
Survey expenses	—	—	—		526	526
Depreciation of property, plant and equipment	161,453	4,170	5,829		—	171,452
Amortization of intangible assets	2,821	567	40		—	3,428
Depreciation of right-of-use assets	16,868	16	989		—	17,873
Industrial inputs, consumable materials and supplies	22,838	258	406		27	23,529
Operation services and other service contracts	34,492	588	3,298		544	38,922	(4)
Preservation, repair and maintenance	50,850	1,365	1,501		52	53,768	(4)
Unproductive exploratory drillings	—	—	—		3,586	3,586
Transportation, products and charges	20,966	2	16,997		—	37,965	(4)
Provision for doubtful trade receivables	—	—	12,317		—	12,317
Publicity and advertising expenses	—	2,481	782		—	3,263
Fuel, gas, energy and miscellaneous	14,761	1,671	3,659		86	20,177	(4)

	442,264	34,490	71,835		5,846	554,435

(1)	Includes 9,393 corresponding to export withholdings.
(2)
Includes 193 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 20, 2020, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2019 of 83 and to approve as fees on account of such fees and remunerations for the fiscal year 2020, the sum of 123.

(3)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 1,602.
(4)	Includes 4,164 and 5,332 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
(5)	Includes 1,539 corresponding to the Work and Production Assistance Program received in benefit of AESA and OPESSA. See Note 36.

	2019
	Production costs (3)	Administrative expenses (2)	Selling expenses		Exploration expenses	Total
Salaries and social security taxes	33,991	8,075	4,226		666	46,958
Fees and compensation for services	2,491	6,389	1,265		172	10,317
Other personnel expenses	8,941	962	513		66	10,482
Taxes, charges and contributions	7,370	312	10,627	(1)	48	18,357
Royalties, easements and fees	42,135	—	122		283	42,540
Insurance	2,692	181	118		—	2,991
Rental of real estate and equipment	11,079	38	861		—	11,978	(4)
Survey expenses	—	—	—		1,212	1,212
Depreciation of property, plant and equipment	139,345	2,839	3,710		—	145,894
Amortization of intangible assets	2,020	323	31		—	2,374
Depreciation of right-of-use assets	9,835	—	674		—	10,509
Industrial inputs, consumable materials and supplies	22,095	183	201		51	22,530
Operation services and other service contracts	18,512	744	2,249		287	21,792	(4)
Preservation, repair and maintenance	48,762	1,021	1,081		125	50,989	(4)
Unproductive exploratory drillings	—	—	—		3,832	3,832
Transportation, products and charges	23,137	15	16,222		—	39,374	(4)
Provision for doubtful trade receivables	—	—	3,184		—	3,184
Publicity and advertising expenses	—	2,551	1,065		—	3,616
Fuel, gas, energy and miscellaneous	5,876	1,068	3,749		99	10,792	(4)

	378,281	24,701	49,898		6,841	459,721

(1)	Includes 6,541 corresponding to export withholdings.
(2)
Includes 80 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 26, 2019, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2018 of 65 and to approve as fees on account of such fees and remunerations for the fiscal year 2019, the sum of 87.

(3)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 1,261.
(4)	Includes 7,223 and 3,326 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.